Deferred Leasing Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Deferred Leasing Intangibles

4.             Deferred Leasing Intangibles

Deferred leasing intangibles included in total assets consisted of the following (in thousands):

	June 30, 2011	December 31, 2010
In-place leases	$40,834	$11,594
Less: Accumulated amortization	(8,970)	(6,363)
In-place leases, net	31,864	5,231
Above market leases	28,130	2,705
Less: Accumulated amortization	(2,436)	(1,354)
Above market leases, net	25,694	1,351
Tenant relationships	28,890	3,285
Less: Accumulated amortization	(2,580)	(1,454)
Tenant relationships, net	26,310	1,831
Leasing commission	14,438	5,492
Less: Accumulated amortization	(3,082)	(2,398)
Lease commission, net	11,356	3,094
Total deferred leasing intangibles, net	$95,224	$11,507

Deferred leasing intangibles included in total liabilities consisted of the following (in thousands):

	June 30, 2011	December 31, 2010
Below market leases	$3,812	$2,656
Less: Accumulated amortization	(1,896)	(1,680)
Total deferred leasing intangibles, net	$1,916	$976

Amortization expense related to in-place leases, lease commissions and tenant relationships of deferred leasing intangibles was $746 for the period January 1 to April 19, 2011, $130 for the period April 1 to April 19, 2011, $3,671 for the period April 20 to June 30, 2011, and $1,256 and $2,162 for the three and six months ended June 30, 2010, respectively. Rental income increased (decreased) by $2 for the period January 1 to April 19, 2011, $(2) for the period April 1 to April 19, 2011, and $(869) for the period April 20 to June 30, 2011, related to net amortization of above (below) market leases, respectively, and $40 and $14 for the three and six months ended June 30, 2010, respectively.

Amortization related to deferred leasing intangibles over the next five years is as follows (in thousands):

	Estimated Net Amortization of In-Place Leases and Tenant Relationships	Net Decrease (Increase) to Rental Revenue Related to Above and Below Market Leases
Remainder of 2011	$7,571	$1,808
2012	13,288	3,562
2013	10,295	3,456
2014	9,181	3,125
2015	7,428	2,927

3. Deferred Leasing Intangibles

        Deferred leasing intangibles included in total assets consist of the following:

	December 31,
	2010	2009
In-place leases	$11,594	$13,217
Lease: Accumulated amortization	(6,363)	(6,096)

In-place leases, net	5,231	7,121

Above market leases	2,705	3,568
Less: Accumulated amortization	(1,354)	(1,730)

Above market leases, net	1,351	1,838

Tenant relationships	3,285	3,908
Less: Accumulated amortization	(1,454)	(1,258)

Tenant relationships, net	1,831	2,650

Lease commission	5,492	5,939
Less: Accumulated amortization	(2,398)	(2,030)

Lease commission, net	3,094	3,909

Total deferred leasing intangibles, net	$11,507	$15,518

        Deferred leasing intangibles included in our total liabilities consist of the following:

	December 31,
	2010	2009
Below market leases	$2,656	$2,880
Less: Accumulated amortization	(1,680)	(1,383)

Total deferred leasing intangibles, net	$976	$1,497

        The decrease in total deferred lease intangibles, net relates to tenant lease expirations and lease terminations. It is STAG Predecessor Group's policy to write off the deferred lease intangibles when a lease expires or a tenant's lease is terminated in the period which the expirations or termination occurred.

        Amortization expense related to in-place leases, lease commissions and tenant relationships of deferred leasing intangibles was $3,524, $4,126 and $5,427 for the years ended December 31, 2010, 2009 and 2008, respectively. Rental income increased (decreased) by $34, ($284), and $563 related to net amortization of above (below) market leases for the years ended December 31, 2010, 2009 and 2008, respectively.

        Amortization related to deferred leasing intangibles over the next five years is as follows:

	Estimated Net Amortization of In-Place Leases and Tenant Relationships	Net Decrease (Increase) to Rental Revenue Related to Above and Below Market Leases
2011	$2,302	$38
2012	1,795	108
2013	1,246	118
2014	911	14
2015	743	(14)